Document and Entity Information	12 Months Ended
Mar. 31, 2013
Document And Entity Information [Line Items]
Document Type	S-1
Amendment Flag	true
Document Period End Date	Mar 31, 2013
Entity Registrant Name	Stevia First Corp.
Entity Central Index Key	0001438943
Entity Filer Category	Smaller Reporting Company
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

CONDENSED BALANCE SHEETS (USD $)	Mar. 31, 2013	Mar. 31, 2012
Current Assets
Cash	$ 392,483	$ 532,206
Security Deposit	2,500	1,500
Prepaid Expense	9,073	1,200
Advance payment on related party lease	125,000	0
Total Current Assets	529,056	534,906
Advance payment on related party lease, net of current portion	10,417	0
Total Assets	539,473	534,906
Current Liabilities
Accounts payable and accrued liabilities	112,263	79,762
Accounts Payable - Related Party	6,930	10,921
Notes Payable	0	196,800
Accrued Interest	9,375	19,130
Derivative Liability	398,603	0
Total Current Liabilities	527,171	306,613
Notes Payable, Convertible, long term	955,000	450,000
Less discount	(374,592)	(172,476)
Notes Payable, Convertible, long term, net of discount	580,408	277,524
Total liabilities	1,107,579	584,137
Stockholders' Deficiency
Common stock, par value $0.001 per share; 525,000,000 shares authorized; 55,659,102 and 51,650,000 shares issued and outstanding, respectively	55,659	51,650
Unvested, issued common stock	(157,500)	0
Additional paid-in-capital	3,707,772	1,330,634
Deficit accumulated during the development stage	(4,174,037)	(1,431,515)
Total stockholders' deficiency	(568,106)	(49,231)
Total liabilities and stockholders' deficiency	$ 539,473	$ 534,906

CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	525,000,000	525,000,000
Common stock, shares issued	55,659,102	51,650,000
Common stock, shares outstanding	55,659,102	51,650,000

CONDENSED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		69 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Revenues	$ 0	$ 0	$ 0
Operating Expenses:
General and Administrative	2,145,497	1,285,930	3,530,916
Rent and other related party costs	148,750	14,500	168,250
Research and development	254,722	0	254,722
Loss from operations	(2,548,969)	(1,300,430)	(3,953,888)
Other expenses
Foreign currency translation	(42)	(2,523)	(2,565)
Interest expense	(346,912)	(18,300)	(370,985)
Change in fair value of derivative liability	124,855	0	124,855
Financing cost	(78,458)	0	(78,458)
Gain on settlement of debt	107,004	0	107,004
Net loss	$ (2,742,522)	$ (1,321,253)	$ (4,174,037)
Loss per share - Basic and diluted	$ (0.05)	$ (0.03)
Weighted average number of common shares outstanding, basic and diluted	53,370,064	51,451,096

CONDENSED STATEMENTS OF STOCKHOLDERS' DEFICIENCY (USD $)	9 Months Ended	12 Months Ended					69 Months Ended
	Mar. 31, 2008	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2013
Balance, amount	$ 0	$ (49,231)	$ (85,262)	$ (49,987)	$ (21,695)	$ 16,417	$ 0
November 28, 2007 Common stock, subscribed for cash at $0.0001per share, value	4,500
December 18, 2007 Common stock subscribed for cash at $0.0001per share, value	8,000
January 18, 2008 Common stock subscribed for cash at $0.0001per share, value	12,500
Common stock subscribed for cash at $1.00 per share, value		425,000	200,000
Beneficial Conversion Feature of Convertible Debt		0	177,404				177,404
Common stock issued on conversion of notes payable, value		107,004
Common stock issued to employees and director, value		31,500
Common stock issued upon exercise of options, value		409,000
Common stock issued upon exercise of options, shares		1,750,000	0
Common stock issued as payment of accrued interest, value		29,500
Common stock issued upon conversion of convertible notes payable, value		420,000
Fair value of stock based compensation		801,643	979,880
Net Loss	(8,583)	(2,742,522)	(1,321,253)	(35,275)	(28,292)	(38,112)	(4,174,037)
Balance, amount	16,417	(568,106)	(49,231)	(85,262)	(49,987)	(21,695)	(568,106)
Common Stock [Member]
Balance, amount	0	51,650	51,450	51,450	51,450	51,450	0
Balance, shares	0	51,650,000	51,450,000	51,450,000	51,450,000	51,450,000	0
November 28, 2007 Common stock, subscribed for cash at $0.0001per share, value	31,500
November 28, 2007 Common stock, subscribed for cash at $0.0001per share, shares	31,500,000
December 18, 2007 Common stock subscribed for cash at $0.0001per share, value	11,200
December 18, 2007 Common stock subscribed for cash at $0.0001per share, shares	11,200,000
January 18, 2008 Common stock subscribed for cash at $0.0001per share, value	8,750
January 18, 2008 Common stock subscribed for cash at $0.0001per share, shares	8,750,000
Common stock subscribed for cash at $1.00 per share, value		425	200
Common stock subscribed for cash at $1.00 per share, shares		425,000	200,000
Beneficial Conversion Feature of Convertible Debt			0
Common stock issued on conversion of notes payable, value		214
Common stock issued on conversion of notes payable, shares		214,008
Common stock issued to employees and director, value		700
Common stock issued to employees and director, shares		700,000
Common stock issued upon exercise of options, value		1,750
Common stock issued upon exercise of options, shares		1,750,000
Common stock issued as payment of accrued interest, value		42
Common stock issued as payment of accrued interest, shares		42,316
Common stock issued upon conversion of convertible notes payable, value		878
Common stock issued upon the conversion of convertible notes payable,share		877,778
Fair value of stock based compensation		0	0
Net Loss	0	0		0	0	0
Balance, amount	51,450	55,659	51,650	51,450	51,450	51,450	55,659
Balance, shares	51,450,000	55,659,102	51,650,000	51,450,000	51,450,000	51,450,000	55,659,102
Additional Paid-In Capital [Member]
Balance, amount	0	1,330,634	(26,450)	(26,450)	(26,450)	(26,450)	0
November 28, 2007 Common stock, subscribed for cash at $0.0001per share, value	(27,000)
December 18, 2007 Common stock subscribed for cash at $0.0001per share, value	(3,200)
January 18, 2008 Common stock subscribed for cash at $0.0001per share, value	3,750
Common stock subscribed for cash at $1.00 per share, value		424,575	199,800
Beneficial Conversion Feature of Convertible Debt			177,404
Common stock issued on conversion of notes payable, value		106,790
Common stock issued to employees and director, value		188,300
Common stock issued upon exercise of options, value		407,250
Common stock issued as payment of accrued interest, value		29,458
Common stock issued upon conversion of convertible notes payable, value		419,122
Fair value of stock based compensation		801,643	979,880
Net Loss	0	0		0	0	0
Balance, amount	(26,450)	3,707,772	1,330,634	(26,450)	(26,450)	(26,450)	3,707,772
Deficit Accumulated During Exploration Stage [Member]
Balance, amount	0	(1,431,515)	(110,262)	(74,987)	(46,695)	(8,583)	0
November 28, 2007 Common stock, subscribed for cash at $0.0001per share, value	0
December 18, 2007 Common stock subscribed for cash at $0.0001per share, value	0
January 18, 2008 Common stock subscribed for cash at $0.0001per share, value	0
Common stock subscribed for cash at $1.00 per share, value		0	0
Beneficial Conversion Feature of Convertible Debt			0
Common stock issued on conversion of notes payable, value		0
Common stock issued to employees and director, value		0
Common stock issued upon exercise of options, value		0
Common stock issued as payment of accrued interest, value		0
Common stock issued upon conversion of convertible notes payable, value		0
Fair value of stock based compensation		0	0
Net Loss	(8,583)	(2,742,522)	(1,321,253)	(35,275)	(28,292)	(38,112)
Balance, amount	(8,583)	(4,174,037)	(1,431,515)	(110,262)	(74,987)	(46,695)	(4,174,037)
Unvested Issued Common Stock [Member]
Balance, amount	0	0	0	0	0	0	0
November 28, 2007 Common stock, subscribed for cash at $0.0001per share, value	0
December 18, 2007 Common stock subscribed for cash at $0.0001per share, value	0
January 18, 2008 Common stock subscribed for cash at $0.0001per share, value	0
Common stock subscribed for cash at $1.00 per share, value		0	0
Beneficial Conversion Feature of Convertible Debt			0
Common stock issued on conversion of notes payable, value		0
Common stock issued to employees and director, value		(157,500)
Common stock issued upon exercise of options, value		0
Common stock issued as payment of accrued interest, value		0
Common stock issued upon conversion of convertible notes payable, value		0
Fair value of stock based compensation		0	0
Net Loss	0	0	0	0	0	0
Balance, amount	$ 0	$ (157,500)	$ 0	$ 0	$ 0	$ 0	$ (157,500)

CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $)	1 Months Ended			12 Months Ended
	Jan. 18, 2008	Dec. 18, 2007	Nov. 28, 2007	Mar. 31, 2013	Mar. 31, 2012
Per Share Of Subscribed For Cash	$ 0.0001	$ 0.0001	$ 0.0001	$ 1	$ 1

CONDENSED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		69 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Operating activities
Net loss	$ (2,742,522)	$ (1,321,253)	$ (4,174,037)
Adjustments to reconcile net loss to net cash
Loan (expenses paid on behalf of the Company by third party)	0	0	5,000
Stock based compensation	833,143	979,880	1,813,022
Gain on settlement of debt	(107,004)	0	(107,004)
Financing cost	78,458	0	78,458
Change in fair value of derivative liability	(124,855)	0	(124,855)
Amortization of debt discount	297,884	4,928	302,812
Cancellation of fees applied to option exercise price	196,000	0	196,000
Advance payment on related party lease	(135,417)	0	(135,417)
Prepaid expense	(7,873)	(338)	(9,074)
Accrued interest	36,953	13,358	56,083
Accounts payable - Related Party	(3,990)	9,921	6,931
Accounts payable and accrued liabilities	32,500	71,614	107,263
Net Cash Used in Operating Activities	(1,646,723)	(241,890)	(1,984,817)
Financing activities
Loans from third party	0	115,000	196,800
Proceeds from issuance of convertible notes, net	870,000	450,000	1,320,000
Proceeds from exercise of options	213,000	0	213,000
Common shares subscribed for cash	425,000	200,000	650,000
Net Cash Provided by Financing Activities	1,508,000	765,000	2,379,800
Investing activities
Security deposit	(1,000)	(1,500)	(2,500)
Net Cash Used in Investing Activities	(1,000)	(1,500)	(2,500)
Net increase (decrease) in cash	(139,723)	521,610	392,483
Cash - Beginning of Period	532,206	10,596	0
Cash - End of Period	392,483	532,206	392,483
Cash paid during the period for:
Interest	0	0	0
Income taxes	0	0	0
Non-Cash Activities:
Loan (expenses paid on behalf of the Company by third party)	0	0	(5,000)
Issuance of common stock upon conversion of notes payable and accrued interest	449,500	0	449,500
Fair value of beneficial conversion feature of convertible notes	0	177,404	177,404
Fair value of warrants issued with convertible debentures, recognized as a note discount	500,000	0	500,000
Conversion of notes payable and accrued interest to common stock	$ 107,004	$ 0	$ 107,004

BUSINESS AND BASIS OF OPERATIONS	12 Months Ended
Mar. 31, 2013
Nature and Continuance Of Operation [Abstract]
BUSINESS AND BASIS OF OPERATIONS

1.  BUSINESS AND BASIS OF OPERATIONS

Stevia First Corp. (the “Company”, “we”, “us” or “our”), was incorporated under the laws of the State of Nevada on June 29, 2007. During the period from July 1, 2007 (inception) to June 30, 2011, the Company commenced operations by issuing shares and acquiring a mineral property located in the Province of Saskatchewan, Canada. The Company was unable to keep the mineral claim in good standing due to lack of funding, and accordingly its interest in it has expired. On October 10, 2011, the Company completed a merger with its wholly-owned subsidiary, Stevia First Corp., whereby it changed its name from “Legend Mining Inc.” to “Stevia First Corp.” In connection with a related change in management, the addition of key personnel, and the lease of property for laboratory and office space in California, the Company is now pursuing its new business as an agricultural biotechnology company engaged in the cultivation and harvest of stevia leaf and the development of stevia products.  The Company has not produced any revenues and is considered a development stage company.  The Company's fiscal year end is March 31.

Going Concern

These financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.  The Company has incurred losses since inception resulting in an accumulated deficit of $4,174,037 as at March 31, 2013, and further losses are anticipated in the development of its business. The Company also had a stockholders’ deficiency of $568,106 at March 31, 2013. These factors raise substantial doubt about the Company's ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management believes that it has sufficient cash to fund operations for at least six months. Management intends to finance operating costs over the next twelve months with existing cash on hand, loans and private placements of equity or debt securities. There is no assurance that the Company will be able to obtain further loans, or that the Company will be able to raise sufficient funds through private placements or otherwise.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The more significant estimates and assumption by management include, among others, the fair value of shares issued for services, fair value of warrants issued in conjunction with convertible debentures, and assumptions used in the valuation of conversion features and derivative liabilities.

Financial Assets and Liabilities Measured at Fair Value

The Company uses various inputs in determining the fair value of its investments and measures these assets on a recurring basis. Financial assets recorded at fair value in the condensed balance sheets are categorized by the level of objectivity associated with the inputs used to measure their fair value. Authoritative guidance provided by the Financial Accounting Standards Board (“FASB”) defines the following levels directly related to the amount of subjectivity associated with the inputs to fair valuation of these financial assets:

Level 1	Quoted prices in active markets for identical assets or liabilities.
Level 2	Inputs, other than the quoted prices in active markets, that is observable either directly or indirectly.
Level 3	Unobservable inputs based on the Company’s assumptions.

The following table presents certain investments and liabilities of the Company’s financial assets measured and recorded at fair value on the Company’s condensed balance sheets on a recurring basis and their level within the fair value hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Fair value of Derivative Liability	$-	$-	$398,603	$398,603

The carrying value of cash and accounts payable and accrued liabilities approximates their fair value because of the short maturity of these instruments. Unless otherwise noted, it is management's opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For stock-based derivative financial instruments, the Company uses the probability weighted average Black-Scholes-Merton models to value the derivative instruments at inception and on subsequent valuation dates through the March 31, 2013 reporting date. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

Income Taxes

The Company follows the liability method of accounting for income taxes.  Under this method, deferred income tax assets and liabilities are recognized for the estimated tax consequences attributable to differences between the financial statement carrying values and their respective income tax basis (temporary differences). The effect on deferred income tax assets and liabilities of a change in tax rates is recognized as income (loss) in the period that includes the enactment date.

Stock-Based Compensation

The Company periodically issues stock options and warrants to employees and non-employees in non-capital raising transactions, for services and for financing costs. The Company accounts for share-based payments under the guidance as set forth in the Share-Based Payment Topic of the FASB Accounting Standards Codification (“ASC”), which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees, officers, directors, and consultants, including employee stock options, based on estimated fair values. The Company estimates the fair value of share-based payment awards to employees and directors on the date of grant using an option-pricing model, and the value of the portion of the award that is ultimately expected to vest is recognized as expense over the required service period in the Company's Statements of Operations. The Company accounts for stock option and warrant grants issued and vesting to non-employees in accordance with the authoritative guidance whereas the value of the stock compensation is based upon the measurement date as determined at either a) the date at which a performance commitment is reached, or b) the date at which the necessary performance to earn the equity instruments is complete. Stock-based compensation is based on awards ultimately expected to vest and is reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, as necessary, in subsequent periods if actual forfeitures differ from those estimates.

Basic and Diluted Loss Per Share

The Company computes loss per share in accordance with ASC 260, “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period.  Diluted loss per share excludes all potential common shares if their effect is anti-dilutive.

As of March 31, 2013, the Company has no potential dilutive instruments and accordingly basic loss and diluted loss per share are the same. Options to acquire 2,275,000 shares of common stock, warrants to acquire 1,080,000 shares of common stock and 1,427,106 common shares issuable under convertible note agreements have been excluded from the calculation at March 31, 2013 as the effect would have been anti-dilutive.

Recent Accounting Pronouncements

Management has evaluated the recently issued accounting pronouncements through the date of this report and has determined that their adoption will not have a material impact on the financial position, results of operations, or cash flows of the Company.

NOTES PAYABLE	12 Months Ended
Mar. 31, 2013
Notes Payable [Abstract]
NOTES PAYABLE

3. NOTES PAYABLE

From inception through March 31, 2013, the Company issued 11 separate unsecured promissory notes with an aggregate principal amount of $196,800. Each of the unsecured promissory notes was payable upon demand and bore interest at 6.0% per annum. On May 25, 2012, the Company exchanged the outstanding principal, totaling $196,800, and accrued interest that totaled $17,208 under the outstanding promissory notes for an aggregate of 214,008 shares of the Company’s common stock, at a conversion rate of $1.00 per share. As the market price ($0.50) of the Company’s stock at the date of the exchange was less than the conversion rate, the Company recognized a gain from the settlement of the debt of $107,004 on the Company’s accompanying statement of operations for the fiscal year ended March 31, 2013.

CONVERTIBLE NOTES PAYABLE	12 Months Ended
Mar. 31, 2013
Convertible Note Payable [Abstract]
CONVERTIBLE NOTES PAYABLE

4.  CONVERTIBLE NOTES PAYABLE

Convertible notes payable consists of the following as of March 31, 2013 and 2012:

	March 31, 2013	March 31, 2012
Subordinated unsecured convertible notes payable, interest at 6% per annum payable quarterly (a)	$-	$250,000
Subordinated unsecured convertible notes payable, interest at 6% per annum payable semi-annually (b)	625,000	200,000
Convertible notes payable (c)	330,000	-
Total convertible notes	955,000	450,000

Less: note discount	(374,592)	(172,456)
Convertible notes payable, net of note discount	$580,408	$277,524

(a)          On January 31, 2012, the Company issued a $250,000 convertible debenture to a single investor (the “January Convertible Debenture). The January Convertible Debenture bore interest at the rate of 6.0% per annum, payable semi-annually in arrears on June 30 and December 31 of each year beginning on June 30, 2012. It was convertible at the holder’s option into the Company’s common stock at an initial conversion price of $0.50 per share, subject to adjustment for stock dividends and splits, subsequent rights offerings and pro rata distributions to our common stockholders. We may elect to make interest payments in common stock valued at the conversion price. The entire principal balance of the debenture was due and payable three years following its issuance unless earlier redeemed by us in accordance with its terms. We may repay the principal and interest owing under the debenture in common stock at maturity or upon redemption of the debenture. The debenture also provided for customary events of default which, if any of them occurred, would permit or require the principal of and accrued interest on the debenture to become or to be declared due and payable. On March 18, 2013, the entire principal balance of $250,000 plus accrued interest of $10,750 was converted into 521,500 shares of the Company’s common stock based on the conversion rate of $0.50 per share.

(b)         On February 7, 2012, the Company entered into a Subscription Agreement (the “Subscription Agreement”) with one investor in a private placement, pursuant to which such investor irrevocably agreed to purchase $1,250,000 in common stock and convertible debentures from the Company over a twelve month period beginning on March 1, 2012.  Under the Subscription Agreement, the investor agreed to purchase an aggregate of (i) 625,000 shares of common stock and (ii) convertible debentures with an aggregate principal amount of $625,000 convertible into a total of 693,774 shares of our common stock at prices ranging from $0.65 to $1.25, in five tranches, for proceeds to us of $250,000 per tranche. The conversion price of the common stock underlying each of the convertible debentures is subject to adjustment upon a reclassification or other change in the Company’s outstanding common stock and certain distributions to all holders of the Company’s common stock. The entire principal balance of each debenture is due and payable three years following its date of issuance unless earlier redeemed by the Company in accordance with its terms. As of March 31, 2012, the Company had received $200,000 in proceeds attributable to the issuance of convertible debentures under the Subscription Agreement and $200,000 in proceeds attributable to the issuance of common stock (see Note 5). On May 22, 2012, the Company issued the remaining $425,000 in convertible debentures upon receipt of the remaining balance due under the Subscription Agreement (in addition to the $425,000 in proceeds received by the Company in consideration for the issuance of its common stock under the Subscription Agreement - see Note 5). Each of these convertible debentures bears interest at the rate of 6.0% per annum, payable semi-annually in arrears on June 30 and December 31 of each year. During the year ending March 31, 2013, the aggregate accrued interest due on these convertible debentures of $18,750 was converted into 20,816 shares of the Company’s common stock based on the conversion rates of the five tranches of these convertible debentures ranging from $0.65 to $1.25 per share. As of March 31, 2013, all $625,000 of these convertible debentures were outstanding. If the outstanding principal on all of the convertible debentures issued pursuant to the Subscription Agreement were converted into common shares, as of March 31, 2013, the holders thereof would receive 693,773 shares of common stock.

During the year ended March 31, 2013, the conversion price of the convertible debentures issued under the Subscription Agreement was greater than the market value of our common stock as of the date of issuance. As such, the Company did not recognize any beneficial conversion feature upon issuance. During the year ended March 31, 2012, the Company had issued convertible notes under the Subscription Agreement where the market price of our common shares was in excess of the conversion price, creating a beneficial conversion feature of $177,404 upon issuance, representing the amount by which the value of the shares into which the notes are convertible exceeded the aggregate conversion price on the date of issuance. The beneficial conversion feature was recorded as a discount to the notes payable and is being amortized over the life of the notes, the balance of which was $172,456 at March 31, 2012. During the year ended March 31, 2013, the Company recognized interest expense of $59,135 relating to the amortization of this discount, resulting in an unamortized balance of $113,341 as of March 31, 2013.

(c)        On October 29, 2012, we entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with two investors providing for the issuance and sale of an aggregate of $500,000 in convertible debentures and warrants to purchase 1,000,000 shares of our common stock, for proceeds to us of $500,000. The financing closed on November 1, 2012. After deducting for fees and expenses, the aggregate net proceeds from the sale of the debentures and warrants was $445,000. During the year ended March 31, 2013, $170,000 of the debentures were converted into 377,778 shares of common stock, and the remaining balance due on these debentures at March 31, 2013 was $330,000.

The debentures are non-interest bearing and mature on November 1, 2014. The debentures are convertible at the purchaser’s option into shares of the Company’s common stock (the “Conversion Shares”) at an initial conversion price of $0.50 per share, subject to adjustment for stock dividends and splits, subsequent rights offerings and pro rata distributions to the Company’s common stockholders. Upon the earlier of the effectiveness of a registration statement registering the Conversion Shares and Warrant Shares or the date the Conversion Shares and Warrant Shares may be sold pursuant to Rule 144 under the Securities Act of 1933 (the “Securities Act”) without volume or manner-of-sale restrictions (such earlier date, the “Trigger Date”), the conversion price of the debentures shall be reduced to the lesser of (i) the then conversion price or (ii) 90% of the average of the volume weighted average price of the Company’s common stock for the five trading days immediately prior to the Trigger Date, provided that the conversion price shall not be reduced to less than $0.35 per share (such adjusted conversion price, the “Reset Conversion Price”). Upon the effectiveness of the registration statement registering the shares issuable upon the conversion and exercise of the debentures and warrants on March 6, 2013, the conversion price of the debentures was reduced to $0.45. As such, if the $330,000 outstanding principal on these debentures were converted into common stock as of March 31, 2013, the holders thereof would receive 733,333 shares of common stock based on the reset conversion price per share of $0.45. We may force conversion of the debentures into common stock if, at any time, the volume weighted average price of our common stock for each of any five consecutive trading days exceeds 120% of the Reset Conversion Price. The Company may force conversion of the debentures into Conversion Shares if, at any time following the Trigger Date, the volume weighted average price of the Company’s common stock for each of any five consecutive trading days exceeds 120% of the Reset Conversion Price. The debentures provide for certain restrictive covenants and events of default which, if any of them occurs, would permit or require the principal amount of the debentures to become or to be declared due and payable. As the initial conversion price was greater than the market value of our common stock as of the date of issuance the Company did not recognize any beneficial conversion feature upon issuance. The Company considered the current FASB guidance of “Determining Whether an Instrument Indexed to an Entity’s Own Stock” in its accounting for the debenture as to the potential change to the conversion price which is based upon a future "trigger event" that has not taken place or may not take place, and determined that the conversion price of the notes are fixed until the contingency is triggered. The Company considers the conversion feature to be indexed to the Company’s own stock, and as such, no further accounting is appropriate at this time. The Warrants related to the note issuance are described below and result in a freestanding derivative valued at $523,458 upon issuance.

Each of the purchasers was issued a warrant to purchase up to a number of shares of the Company’s common stock equal to 100% of the Conversion Shares initially issuable to such purchaser pursuant to the Securities Purchase Agreement (the “Warrant Shares”). The warrants had an initial exercise price of $0.70 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years. On March 6, 2013, the exercise price of the warrants was reduced to $0.50. The warrants are subject to adjustment for subsequent sales by us of common stock, or securities exercisable or convertible into common stock, at a price lower than the then-exercise price, as well as for stock dividends and splits, subsequent rights offerings and pro rata distributions to our common stockholders.

As a condition of the closing of the financing, the Company entered into a Registration Rights Agreement with the purchasers (the “Registration Rights Agreement”) pursuant to which the Company is obligated to file with the Securities and Exchange Commission one or more registration statements relating to the resale of Conversion Shares and Warrant Shares. The registration statement was filed on November 30, 2012, and the registration became effective on March 6, 2013.

Dawson James Securities, Inc. (“Dawson”) acted as placement agent for the Financing. Pursuant to the terms of a Placement Agent Agreement entered into by the Company and Dawson on October 29, 2012, the Company agreed (a) to pay to Dawson placement agent fees equal to 8% of the aggregate purchase price paid by each purchaser, (b) to issue to Dawson warrants to purchase 8% of the aggregate number of Conversion Shares issued in the financing, and (c) to reimburse Dawson for certain expenses. The warrants issued to Dawson have the same terms as the warrants issued above, except that such warrants had an initial exercise price of $0.625 that was reduced to $0.50 on March 6, 2013.

Each of the warrants includes an anti-dilution provision that allows for the automatic reset of the exercise price upon any future sale of the Company’s common stock, warrants, options, convertible debt or any other equity-linked securities at an issuance, exercise or conversion price below the current exercise price of the warrants issued with the convertible debentures. The Company considered the current FASB guidance of “Determining Whether an Instrument Indexed to an Entity’s Own Stock” and determined that exercise price of the warrants are not a fixed amount because they are subject to fluctuation based on the occurrence of future offerings or events. As a result, the Company determined that the warrants are not considered indexed to the Company’s own stock and characterizes the initial fair value of these warrants as derivative liabilities upon issuance. The Company determined the aggregate initial fair value of the warrants issued to investors and placement agent to be $523,458 upon issuance. These amounts were determined by management using a using a probability weighted average Black-Scholes Merton option pricing model.

The total costs of the loan were $578,458 which includes placement fees and expenses of $55,000 and the fair value of the warrant derivative of $523,458. To account for the these costs, the Company recorded a valuation discount of $500,000 upon issuance, and the incremental cost of $78,458 over the face amount of the note was recorded as a financing cost during the year ended March 31, 2013. The Company will amortize the valuation discount to interest expense over the life of the notes. During the year ended March 31, 2013, the Company recognized interest expense of $238,751 relating to the amortization of this discount, resulting in an unamortized balance of $261,249 as of March 31, 2013.

DERIVATIVE LIABILITY	12 Months Ended
Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITY

5. DERIVATIVE LIABILITY

In June 2008, the FASB issued authoritative guidance on determining whether an instrument (or embedded feature) is indexed to an entity’s own stock.  Under the authoritative guidance, effective January 1, 2009, instruments which do not have fixed settlement provisions are deemed to be derivative instruments.  The warrants issued to investors and placement agent in relation to the Securities Purchase Agreement (described in Note 4), do not have fixed settlement provisions because their exercise prices will be lowered if the Company issues securities at lower prices in the future.  The Company was required to include the reset provisions in order to protect the holders of the convertible notes from the potential dilution associated with future financings. In accordance with the FASB authoritative guidance, the warrants issued in conjunction with the convertible notes have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

At the date of issuance and as of March 31, 2013, the derivative liabilities were valued using a probability weighted average Black-Scholes-Merton pricing model with the following assumptions:

Warrants:

	March 31, 2013	At Date of Issuance
Exercise Price	$0.50	$0.63 - $0.70
Stock Price	$0.45	$0.50

Risk-free interest rate	0.25%	0.25%
Expected volatility	123.68%	198.75%
Expected life (in years)	4.5 years	5.0 years
Expected dividend yield	0	0

Fair Value:	$398,603	$523,458

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The Company uses the historical volatility of its common stock to estimate the future volatility for its common stock. The expected life of the warrants was determined by the expiration date of the warrants. The expected dividend yield was based on the fact that the Company has not paid dividends to its common stockholders in the past and does not expect to pay dividends to its common stockholders in the future.

At issuance date, the fair value of the derivative liability on the warrants was $523,458. As of March 31, 2013 the derivative liability of the warrants was $398,603.  For the year ended March 31, 2013, the Company recorded a change in fair value of the derivative liability of $124,855.

EQUITY	12 Months Ended
Mar. 31, 2013
E Q U I T Y [Abstract]
EQUITY

6. EQUITY

Common stock

During the year ended March 31, 2013, the Company sold 425,000 shares of its common stock for proceeds of $425,000 under a Subscription Agreement with one investor (See Note 4).

In July and August 2012, the Company issued an aggregate of 700,000 shares of its common stock to employees and a director of the Company vesting over a period ranging from 16 months to 60 months from the date of grant under the Company's 2012 Stock Incentive Plan. These shares of common stock issued to employees and a director were valued based upon the trading prices of the Company’s stock at the dates of grant for an aggregate fair value of $189,000. As the shares were issued, but not yet earned, the aggregate fair value of these shares was accounted for as a contra-equity account that is being amortized over the vesting term of the common stock award. During the year ended March 31, 2013, the Company amortized $31,500 of the fair value of the common stock as services were provided and recognized as stock compensation in their statement of operations, and $157,500 remained unamortized as of the year then ended.

STOCK OPTIONS	12 Months Ended
Mar. 31, 2013
Stock Options [Abstract]
STOCK OPTIONS

7. STOCK OPTIONS

The Company has adopted a stock option and incentive plan (the “2012 Stock Incentive Plan”). Pursuant to the terms of the 2012 Stock Incentive Plan, the exercise price for all equity awards issued under the 2012 Stock Incentive Plan is based on the market price per share of the Company’s common stock on the date of grant of the applicable award.

During the year ended March 31, 2013, options to purchase 450,000 shares of the Company’s common stock at a price of $0.10 per share, and options to purchase 600,000 shares of the Company’s common stock at a price of $0.28 per share were exercised resulting in net proceeds to the Company of $213,000.

On January 18, 2013, 500,000 options were exercised by two consultants at an exercise price of $0.28 per share.  In lieu of cash proceeds, the options were exercised in exchange for $140,000 in fees owed pursuant to their six months consulting service agreement.  On January 24, 2013, 100,000 options were exercised by two consultants at an exercise price of $0.28 per share.  In lieu of cash proceeds, the options were exercised in exchange for $28,000 in fees owed pursuant to their six months consulting service agreement.  On February 11, 2013, 100,000 options were exercised by two consultants at an exercise price of $0.28 per share.  In lieu of cash proceeds, the options were exercised in exchange for $28,000 in fees owed pursuant to their six months consulting service agreement.

At March 31, 2013, options to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2011	-
Granted	2,100,000	$0.10
Exercised	-
Cancelled	-
Balance at March 31, 2012	2,100,000	$0.10
Granted	2,025,000	0.29
Exercised	(1,750,000)
Cancelled	(100,000)
Balance outstanding at March 31, 2013	2,275,000	$0.16
Balance exercisable at March 31,2013	1,333,333	$0.13

A summary of the Company’s stock option activity for the year ended March 31, 2013 is presented below:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price

Options Outstanding, March 31, 2013	1,650,000	$0.10	$1.00
	100,000	$0.27	$0.27
	300,000	$0.28	$0.27
	125,000	$0.42	$0.42
	100,000	$0.44	$0.44
	2,275,000
Exercisable, March 31, 2013	1,075,000	$0.10	$1.00
	58,333	$0.27	$0.27
	200,000	$0.28	$0.27
	1,333,333

During the year ended March 31, 2013 and 2012, we expensed total stock-based compensation related to stock options of $801,643 and $979,880, respectively, and the remaining unamortized cost of the outstanding stock-based awards at March 31, 2013 was $419,737. This cost will be amortized on a straight line basis over a weighted average remaining vesting period of 2 years and will be adjusted for subsequent changes in estimated forfeitures. Future option grants will increase the amount of compensation expense that will be recorded.

The intrinsic value of all outstanding stock options at March 31, 2013, was $651,000.

During the year ended March 31, 2013, the Company granted 400,000 options to employees and 1,600,000 options to consultants that expire ten years from date of grant. Assumptions used in valuing stock options granted during the year ended March 31, 2013 are as follows: (i) volatility rate of 123.68%, (ii) discount rate of 0.25%, (iii) zero expected dividend yield, and (iv) expected life of 10 years for those options granted to consultants based upon the contractual term of the options and an expected life of approximately 5 years for those granted to employees. For employees the expected life is the average of the term of the option and the vesting period.

WARRANTS	12 Months Ended
Mar. 31, 2013
Warrants [Abstract]
WARRANTS

8. WARRANTS

At March 31, 2013, warrants to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2012	-		$-
Granted	1,080,000		0.50
Exercised	-
Cancelled	-		$-
Balance outstanding at March 31, 2013	1,080,000		$0.50
Balance exercisable at March 31, 2013	1,080,000	$

The purchasers who entered into the Securities Purchase Agreement on October 29, 2012, were issued warrants to purchase up to 1,000,000 shares of the Company’s common stock. The warrants have an initial exercise price of $0.70 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years. On March 6, 2013, the exercise price of the warrants was reduced to $0.50. The warrants are subject to adjustment for subsequent sales by us of common stock, or securities exercisable or convertible into common stock, at a price lower than the then-exercise price, as well as for stock dividends and splits, subsequent rights offerings and pro rata distributions to our common stockholders.

We issued warrants to purchase up to 80,000 shares of the Company’s commons stock to Dawson pursuant to the terms of the Placement Agent Agreement. The warrants issued to Dawson have the same terms as the warrants issued to the purchasers. The Placement Agent Warrants had an exercise price of $0.625 per share and a term of five years and are exercisable immediately. The exercise price of the Placement Agent Warrants was reduced to $0.50 on March 6, 2013. The other terms of the Placement Agent Warrants are substantially the same as the warrants issued to the purchasers in the November 2012 Financing.

Each of the warrants includes an anti-dilution provision that allows for the automatic reset of the exercise price upon any future sale of the Company’s common stock, warrants, options, convertible debt or any other equity-linked securities at an issuance, exercise or conversion price below the current exercise price of the warrants issued with the convertible debentures. The Company considered the current FASB guidance of “Determining Whether an Instrument Indexed to an Entity’s Own Stock” and determined that exercise price of the warrants are not a fixed amount because they are subject to fluctuation based on the occurrence of future offerings or events. As a result, the Company determined that the warrants are not considered indexed to the Company’s own stock and characterizes the initial fair value of these warrants as derivative liabilities upon issuance. The Company determined the aggregate initial fair value of the warrants issued to investors and placement agent to be $523,458 at issuance (see Note 5).

INCOME TAXES	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES

9.  INCOME TAXES

The Company has no tax provision for any period presented due to our history of operating losses. As of March 31, 2013, the Company had net operating loss carry forwards of approximately $4,060,045 that may be available to reduce future years' taxable income through 2029. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as management has determined that their realization is not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.

RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS	12 Months Ended
Mar. 31, 2013
Related Party Transactions and Lease Obligations Disclosure [Abstract]
RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS

10.  RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS

Advance payment of related party lease

On April 23, 2012, the Company entered into a lease agreement (the “Sutter Lease”) with Sutter Buttes LLC (“Sutter Buttes”), pursuant to which the Company has agreed to lease from Sutter Buttes approximately 1,000 acres of land in Sutter County, California on which the Company may either cultivate and harvest the stevia plant or locate stevia processing facilities. The Sutter Lease begins on May 1, 2012 and expires on May 1, 2014 and the Company has paid the aggregate amount of all rent payments thereunder, totaling $250,000. Sutter Buttes, the landlord under the Sutter Lease, is jointly-owned by Dr. Avtar Dhillon, the Chairman of the Board of Directors of the Company, and his wife, Diljit Bains.

The amount of all rent payments under the Sutter Lease of $250,000 was accounted for by the Company as an asset, Advance payment of related party lease, and is being amortized over the term of the lease of 24 months. During the year ended March 31, 2013, the Company recognized rent expense of $114,583 related to the Sutter Lease. As of March 31, 2013, the unamortized advance payment of the related party lease of $135,417 was allocated between current portion of $125,000 and noncurrent portion of $10,417.

Other related party lease obligations

Effective as of September 1, 2011, the Company entered into an unsecured lease agreement with World Ranches LLC (“One World Ranches”), which is jointly-owned by Dr. Avtar Dhillon, the Chairman of the Board of Directors of the Company, and his wife, Diljit Bains, for office and laboratory space located at 5225 Carlson Rd., Yuba City, CA 95993 for a term of five years expiring on September 1, 2016 at a rate of $1,000 per month. Effective as of January 1, 2012, the Company modified the lease agreement to provide for additional office and laboratory space for an additional $500 per month, for a total rental payment of $1,500 per month.

On April 23, 2012, the Company entered into a further lease agreement with One World Ranches, pursuant to which the Company has agreed to lease from One World Ranches certain office and laboratory space located at 5225 Carlson Road, Yuba City, California , which supersedes and replaces the prior lease (such current lease agreement, the “Carlson Lease”) . The Carlson Lease began on May 1, 2012 and expires on May 1, 2017, and the Company’s rent payments thereunder are $2,300 per month. The Company has paid $1,500 as a refundable security deposit under the Carlson Lease.

On August 18, 2012, the Company entered into a lease agreement (the “Sacramento Lease”) with Sacramento Valley Real Estate for an apartment located at 33-800 Clark Avenue, Yuba City, Caliifornia, inside a building that is jointly-owned by Dr. Avtar Dhillon, the Chairman of the Board of Directors of the Company, and his wife, Diljit Bains. This Company uses this apartment as an alternative to renting hotel rooms for management use since several of our managers are not resident in Yuba City. The month to month lease began on August 20, 2012 and the Company’s rent payment is $1,000 per month. On August 22, 2012, the Company paid $1,000 as a refundable security deposit under the Sacramento lease.

Aggregate payments under the above leases for the years ended March 31, 2013 and 2012 were $148,750 and $14,500, respectively.

COMMITMENTS	12 Months Ended
Mar. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS

11. COMMITMENTS

We have exclusive and worldwide rights to patents obtained through a license of these patents from Vineland Research and Innovations Centre (the “Vineland License”). The patent family includes an issued U.S. patent, an issued European Union patent, and an issued Canadian patent. These patents relate to microbial production of steviol and steviol glycosides. The Vineland License has an initial term of 10 years and may be renewed by us for additional two-year terms until all licensed patents have expired. Pursuant to the Vineland License, we agreed to total cash fees due and payable within the first year of $50,000, of which $25,000 has been paid and recorded in research and development expenses. In addition to these cash fees, we will owe royalties of 0.5% of the sale price of products developed using the intellectual property, and in the third year and all subsequent years of the Vineland License the Company will owe a minimum annual royalty of $10,000.

SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

12. SUBSEQUENT EVENTS

In April 2013, one investor converted convertible debentures in the amount of $22,500 into 50,000 of the Company’s common shares. In May 2013, one investor converted convertible debentures in the amount of $125,000 into 277,778 of the Company’s common shares.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The more significant estimates and assumption by management include, among others, the fair value of shares issued for services, fair value of warrants issued in conjunction with convertible debentures, and assumptions used in the valuation of conversion features and derivative liabilities.

Financial Assets and Liabilities Measured at Fair Value

Financial Assets and Liabilities Measured at Fair Value

The Company uses various inputs in determining the fair value of its investments and measures these assets on a recurring basis. Financial assets recorded at fair value in the condensed balance sheets are categorized by the level of objectivity associated with the inputs used to measure their fair value. Authoritative guidance provided by the Financial Accounting Standards Board (“FASB”) defines the following levels directly related to the amount of subjectivity associated with the inputs to fair valuation of these financial assets:

Level 1	Quoted prices in active markets for identical assets or liabilities.
Level 2	Inputs, other than the quoted prices in active markets, that is observable either directly or indirectly.
Level 3	Unobservable inputs based on the Company’s assumptions.

The following table presents certain investments and liabilities of the Company’s financial assets measured and recorded at fair value on the Company’s condensed balance sheets on a recurring basis and their level within the fair value hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Fair value of Derivative Liability	$-	$-	$398,603	$398,603

The carrying value of cash and accounts payable and accrued liabilities approximates their fair value because of the short maturity of these instruments. Unless otherwise noted, it is management's opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

Derivative Financial Instruments

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For stock-based derivative financial instruments, the Company uses the probability weighted average Black-Scholes-Merton models to value the derivative instruments at inception and on subsequent valuation dates through the March 31, 2013 reporting date. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

Income Taxes

Income Taxes

The Company follows the liability method of accounting for income taxes.  Under this method, deferred income tax assets and liabilities are recognized for the estimated tax consequences attributable to differences between the financial statement carrying values and their respective income tax basis (temporary differences). The effect on deferred income tax assets and liabilities of a change in tax rates is recognized as income (loss) in the period that includes the enactment date.

Stock-Based Compensation

Stock-Based Compensation

The Company periodically issues stock options and warrants to employees and non-employees in non-capital raising transactions, for services and for financing costs. The Company accounts for share-based payments under the guidance as set forth in the Share-Based Payment Topic of the FASB Accounting Standards Codification (“ASC”), which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees, officers, directors, and consultants, including employee stock options, based on estimated fair values. The Company estimates the fair value of share-based payment awards to employees and directors on the date of grant using an option-pricing model, and the value of the portion of the award that is ultimately expected to vest is recognized as expense over the required service period in the Company's Statements of Operations. The Company accounts for stock option and warrant grants issued and vesting to non-employees in accordance with the authoritative guidance whereas the value of the stock compensation is based upon the measurement date as determined at either a) the date at which a performance commitment is reached, or b) the date at which the necessary performance to earn the equity instruments is complete. Stock-based compensation is based on awards ultimately expected to vest and is reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, as necessary, in subsequent periods if actual forfeitures differ from those estimates.

Basic and Diluted Loss Per Share

Basic and Diluted Loss Per Share

The Company computes loss per share in accordance with ASC 260, “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period.  Diluted loss per share excludes all potential common shares if their effect is anti-dilutive.

As of March 31, 2013, the Company has no potential dilutive instruments and accordingly basic loss and diluted loss per share are the same. Options to acquire 2,275,000 shares of common stock, warrants to acquire 1,080,000 shares of common stock and 1,427,106 common shares issuable under convertible note agreements have been excluded from the calculation at March 31, 2013 as the effect would have been anti-dilutive.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Management has evaluated the recently issued accounting pronouncements through the date of this report and has determined that their adoption will not have a material impact on the financial position, results of operations, or cash flows of the Company.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Investments and Liabilities of the Companys Financial Assets

The following table presents certain investments and liabilities of the Company’s financial assets measured and recorded at fair value on the Company’s condensed balance sheets on a recurring basis and their level within the fair value hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Fair value of Derivative Liability	$-	$-	$398,603	$398,603

CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Mar. 31, 2013
Convertible Note Payable [Abstract]
Convertible Notes Payable

Convertible notes payable consists of the following as of March 31, 2013 and 2012:

	March 31, 2013	March 31, 2012
Subordinated unsecured convertible notes payable, interest at 6% per annum payable quarterly (a)	$-	$250,000
Subordinated unsecured convertible notes payable, interest at 6% per annum payable semi-annually (b)	625,000	200,000
Convertible notes payable (c)	330,000	-
Total convertible notes	955,000	450,000

Less: note discount	(374,592)	(172,456)
Convertible notes payable, net of note discount	$580,408	$277,524

(a)          On January 31, 2012, the Company issued a $250,000 convertible debenture to a single investor (the “January Convertible Debenture). The January Convertible Debenture bore interest at the rate of 6.0% per annum, payable semi-annually in arrears on June 30 and December 31 of each year beginning on June 30, 2012. It was convertible at the holder’s option into the Company’s common stock at an initial conversion price of $0.50 per share, subject to adjustment for stock dividends and splits, subsequent rights offerings and pro rata distributions to our common stockholders. We may elect to make interest payments in common stock valued at the conversion price. The entire principal balance of the debenture was due and payable three years following its issuance unless earlier redeemed by us in accordance with its terms. We may repay the principal and interest owing under the debenture in common stock at maturity or upon redemption of the debenture. The debenture also provided for customary events of default which, if any of them occurred, would permit or require the principal of and accrued interest on the debenture to become or to be declared due and payable. On March 18, 2013, the entire principal balance of $250,000 plus accrued interest of $10,750 was converted into 521,500 shares of the Company’s common stock based on the conversion rate of $0.50 per share.

(b)         On February 7, 2012, the Company entered into a Subscription Agreement (the “Subscription Agreement”) with one investor in a private placement, pursuant to which such investor irrevocably agreed to purchase $1,250,000 in common stock and convertible debentures from the Company over a twelve month period beginning on March 1, 2012.  Under the Subscription Agreement, the investor agreed to purchase an aggregate of (i) 625,000 shares of common stock and (ii) convertible debentures with an aggregate principal amount of $625,000 convertible into a total of 693,774 shares of our common stock at prices ranging from $0.65 to $1.25, in five tranches, for proceeds to us of $250,000 per tranche. The conversion price of the common stock underlying each of the convertible debentures is subject to adjustment upon a reclassification or other change in the Company’s outstanding common stock and certain distributions to all holders of the Company’s common stock. The entire principal balance of each debenture is due and payable three years following its date of issuance unless earlier redeemed by the Company in accordance with its terms. As of March 31, 2012, the Company had received $200,000 in proceeds attributable to the issuance of convertible debentures under the Subscription Agreement and $200,000 in proceeds attributable to the issuance of common stock (see Note 5). On May 22, 2012, the Company issued the remaining $425,000 in convertible debentures upon receipt of the remaining balance due under the Subscription Agreement (in addition to the $425,000 in proceeds received by the Company in consideration for the issuance of its common stock under the Subscription Agreement - see Note 5). Each of these convertible debentures bears interest at the rate of 6.0% per annum, payable semi-annually in arrears on June 30 and December 31 of each year. During the year ending March 31, 2013, the aggregate accrued interest due on these convertible debentures of $18,750 was converted into 20,816 shares of the Company’s common stock based on the conversion rates of the five tranches of these convertible debentures ranging from $0.65 to $1.25 per share. As of March 31, 2013, all $625,000 of these convertible debentures were outstanding. If the outstanding principal on all of the convertible debentures issued pursuant to the Subscription Agreement were converted into common shares, as of March 31, 2013, the holders thereof would receive 693,773 shares of common stock.

During the year ended March 31, 2013, the conversion price of the convertible debentures issued under the Subscription Agreement was greater than the market value of our common stock as of the date of issuance. As such, the Company did not recognize any beneficial conversion feature upon issuance. During the year ended March 31, 2012, the Company had issued convertible notes under the Subscription Agreement where the market price of our common shares was in excess of the conversion price, creating a beneficial conversion feature of $177,404 upon issuance, representing the amount by which the value of the shares into which the notes are convertible exceeded the aggregate conversion price on the date of issuance. The beneficial conversion feature was recorded as a discount to the notes payable and is being amortized over the life of the notes, the balance of which was $172,456 at March 31, 2012. During the year ended March 31, 2013, the Company recognized interest expense of $59,135 relating to the amortization of this discount, resulting in an unamortized balance of $113,341 as of March 31, 2013.

(c)        On October 29, 2012, we entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with two investors providing for the issuance and sale of an aggregate of $500,000 in convertible debentures and warrants to purchase 1,000,000 shares of our common stock, for proceeds to us of $500,000. The financing closed on November 1, 2012. After deducting for fees and expenses, the aggregate net proceeds from the sale of the debentures and warrants was $445,000. During the year ended March 31, 2013, $170,000 of the debentures were converted into 377,778 shares of common stock, and the remaining balance due on these debentures at March 31, 2013 was $330,000.

DERIVATIVE LIABILITY (Tables)	12 Months Ended
Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants

At the date of issuance and as of March 31, 2013, the derivative liabilities were valued using a probability weighted average Black-Scholes-Merton pricing model with the following assumptions:

Warrants:

	March 31, 2013	At Date of Issuance
Exercise Price	$0.50	$0.63 - $0.70
Stock Price	$0.45	$0.50

Risk-free interest rate	0.25%	0.25%
Expected volatility	123.68%	198.75%
Expected life (in years)	4.5 years	5.0 years
Expected dividend yield	0	0

Fair Value:	$398,603	$523,458

STOCK OPTIONS (Tables)	12 Months Ended
Mar. 31, 2013
Stock Options [Abstract]
Options to Purchase Common Shares

At March 31, 2013, options to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2011	-
Granted	2,100,000	$0.10
Exercised	-
Cancelled	-
Balance at March 31, 2012	2,100,000	$0.10
Granted	2,025,000	0.29
Exercised	(1,750,000)
Cancelled	(100,000)
Balance outstanding at March 31, 2013	2,275,000	$0.16
Balance exercisable at March 31,2013	1,333,333	$0.13

Stock Option Activity

A summary of the Company’s stock option activity for the year ended March 31, 2013 is presented below:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price

Options Outstanding, March 31, 2013	1,650,000	$0.10	$1.00
	100,000	$0.27	$0.27
	300,000	$0.28	$0.27
	125,000	$0.42	$0.42
	100,000	$0.44	$0.44
	2,275,000
Exercisable, March 31, 2013	1,075,000	$0.10	$1.00
	58,333	$0.27	$0.27
	200,000	$0.28	$0.27
	1,333,333

WARRANTS (Tables)	12 Months Ended
Mar. 31, 2013
Warrants [Abstract]
Warrants

At March 31, 2013, warrants to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2012	-		$-
Granted	1,080,000		0.50
Exercised	-
Cancelled	-		$-
Balance outstanding at March 31, 2013	1,080,000		$0.50
Balance exercisable at March 31, 2013	1,080,000	$

BUSINESS AND BASIS OF OPERATIONS (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008	Jun. 30, 2007
Accumulated deficit	$ 4,174,037
Stockholders' Equity	$ 568,106	$ 49,231	$ 85,262	$ 49,987	$ 21,695	$ (16,417)	$ 0

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Fair value of Derivative Liability (Details) (USD $)	Mar. 31, 2013	Oct. 29, 2012	Mar. 31, 2012
Fair value of Derivative Liability	$ 398,603	$ 523,458	$ 0
Fair Value, Inputs, Level 1 [Member]
Fair value of Derivative Liability	0
Fair Value, Inputs, Level 2 [Member]
Fair value of Derivative Liability	0
Fair Value, Inputs, Level 3 [Member]
Fair value of Derivative Liability	$ 398,603

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Mar. 31, 2013
Stock Options To Purchase	2,275,000
Common Shares Issuable Under Convertible Note	1,427,106
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,080,000

NOTES PAYABLE (Details) (USD $)	12 Months Ended		69 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Oct. 29, 2012	May 25, 2012
Promissory notes issued			$ 196,800
Interest on Promissory notes			6.00%
Promissory Notes Canceled					196,800
Accrued But Unpaid Interest Notes Canceled					17,208
Per Share Note Exchange					$ 1
Shares Exchange Notes Canceled					214,008
Gain on settlement of debt	$ 107,004	$ 0	$ 107,004
Number Of Debt Instruments	11
Stock Price	$ 0.45		$ 0.45	$ 0.5	$ (0.5)

CONVERTIBLE NOTES PAYABLE: Schedule of convertible notes payable (Detail) (USD $)	Mar. 31, 2013		Mar. 31, 2012
Total convertible notes	$ 955,000		$ 450,000
Less discount	(374,592)		(172,476)
Convertible notes payable, net of note discount	580,408		277,524
Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Quarterly [Member]
Total convertible notes	0	[1]	250,000	[1]
Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Semi Annually [Member]
Total convertible notes	625,000	[2]	200,000	[2]
Convertible Notes Payable [Member]
Total convertible notes	$ 330,000	[3]	$ 0	[3]

[1]	On January 31, 2012, the Company issued a $250,000 convertible debenture to a single investor (the "January Convertible Debenture). The January Convertible Debenture bore interest at the rate of 6.0% per annum, payable semi-annually in arrears on June 30 and December 31 of each year beginning on June 30, 2012. It was convertible at the holder's option into the Company's common stock at an initial conversion price of $0.50 per share, subject to adjustment for stock dividends and splits, subsequent rights offerings and pro rata distributions to our common stockholders. We may elect to make interest payments in common stock valued at the conversion price. The entire principal balance of the debenture was due and payable three years following its issuance unless earlier redeemed by us in accordance with its terms. We may repay the principal and interest owing under the debenture in common stock at maturity or upon redemption of the debenture. The debenture also provided for customary events of default which, if any of them occurred, would permit or require the principal of and accrued interest on the debenture to become or to be declared due and payable. On March 18, 2013, the entire principal balance of $250,000 plus accrued interest of $10,750 was converted into 521,500 shares of the Company's common stock based on the conversion rate of $0.50 per share.
[2]	On February 7, 2012, the Company entered into a Subscription Agreement (the "Subscription Agreement") with one investor in a private placement, pursuant to which such investor irrevocably agreed to purchase $1,250,000 in common stock and convertible debentures from the Company over a twelve month period beginning on March 1, 2012. Under the Subscription Agreement, the investor agreed to purchase an aggregate of (i) 625,000 shares of common stock and (ii) convertible debentures with an aggregate principal amount of $625,000 convertible into a total of 693,774 shares of our common stock at prices ranging from $0.65 to $1.25, in five tranches, for proceeds to us of $250,000 per tranche. The conversion price of the common stock underlying each of the convertible debentures is subject to adjustment upon a reclassification or other change in the Company's outstanding common stock and certain distributions to all holders of the Company's common stock. The entire principal balance of each debenture is due and payable three years following its date of issuance unless earlier redeemed by the Company in accordance with its terms. As of March 31, 2012, the Company had received $200,000 in proceeds attributable to the issuance of convertible debentures under the Subscription Agreement and $200,000 in proceeds attributable to the issuance of common stock (see Note 5). On May 22, 2012, the Company issued the remaining $425,000 in convertible debentures upon receipt of the remaining balance due under the Subscription Agreement (in addition to the $425,000 in proceeds received by the Company in consideration for the issuance of its common stock under the Subscription Agreement - see Note 5). Each of these convertible debentures bears interest at the rate of 6.0% per annum, payable semi-annually in arrears on June 30 and December 31 of each year. During the year ending March 31, 2013, the aggregate accrued interest due on these convertible debentures of $18,750 was converted into 20,816 shares of the Company's common stock based on the conversion rates of the five tranches of these convertible debentures ranging from $0.65 to $1.25 per share. As of March 31, 2013, all $625,000 of these convertible debentures were outstanding. If the outstanding principal on all of the convertible debentures issued pursuant to the Subscription Agreement were converted into common shares, as of March 31, 2013, the holders thereof would receive 693,773 shares of common stock. During the year ended March 31, 2013, the conversion price of the convertible debentures issued under the Subscription Agreement was greater than the market value of our common stock as of the date of issuance. As such, the Company did not recognize any beneficial conversion feature upon issuance. During the year ended March 31, 2012, the Company had issued convertible notes under the Subscription Agreement where the market price of our common shares was in excess of the conversion price, creating a beneficial conversion feature of $177,404 upon issuance, representing the amount by which the value of the shares into which the notes are convertible exceeded the aggregate conversion price on the date of issuance. The beneficial conversion feature was recorded as a discount to the notes payable and is being amortized over the life of the notes, the balance of which was $172,456 at March 31, 2012. During the year ended March 31, 2013, the Company recognized interest expense of $59,135 relating to the amortization of this discount, resulting in an unamortized balance of $113,341 as of March 31, 2013.
[3]	On October 29, 2012, we entered into a Securities Purchase Agreement (the "Securities Purchase Agreement") with two investors providing for the issuance and sale of an aggregate of $500,000 in convertible debentures and warrants to purchase 1,000,000 shares of our common stock, for proceeds to us of $500,000. The financing closed on November 1, 2012. After deducting for fees and expenses, the aggregate net proceeds from the sale of the debentures and warrants was $445,000. During the year ended March 31, 2013, $170,000 of the debentures were converted into 377,778 shares of common stock, and the remaining balance due on these debentures at March 31, 2013 was $330,000. The debentures are non-interest bearing and mature on November 1, 2014. The debentures are convertible at the purchaser's option into shares of the Company's common stock (the "Conversion Shares") at an initial conversion price of $0.50 per share, subject to adjustment for stock dividends and splits, subsequent rights offerings and pro rata distributions to the Company's common stockholders. Upon the earlier of the effectiveness of a registration statement registering the Conversion Shares and Warrant Shares or the date the Conversion Shares and Warrant Shares may be sold pursuant to Rule 144 under the Securities Act of 1933 (the "Securities Act") without volume or manner-of-sale restrictions (such earlier date, the "Trigger Date"), the conversion price of the debentures shall be reduced to the lesser of (i) the then conversion price or (ii) 90% of the average of the volume weighted average price of the Company's common stock for the five trading days immediately prior to the Trigger Date, provided that the conversion price shall not be reduced to less than $0.35 per share (such adjusted conversion price, the "Reset Conversion Price"). Upon the effectiveness of the registration statement registering the shares issuable upon the conversion and exercise of the debentures and warrants on March 6, 2013, the conversion price of the debentures was reduced to $0.45. As such, if the $330,000 outstanding principal on these debentures were converted into common stock as of March 31, 2013, the holders thereof would receive 733,333 shares of common stock based on the reset conversion price per share of $0.45. We may force conversion of the debentures into common stock if, at any time, the volume weighted average price of our common stock for each of any five consecutive trading days exceeds 120% of the Reset Conversion Price. The Company may force conversion of the debentures into Conversion Shares if, at any time following the Trigger Date, the volume weighted average price of the Company's common stock for each of any five consecutive trading days exceeds 120% of the Reset Conversion Price. The debentures provide for certain restrictive covenants and events of default which, if any of them occurs, would permit or require the principal amount of the debentures to become or to be declared due and payable. As the initial conversion price was greater than the market value of our common stock as of the date of issuance the Company did not recognize any beneficial conversion feature upon issuance. The Company considered the current FASB guidance of "Determining Whether an Instrument Indexed to an Entity's Own Stock" in its accounting for the debenture as to the potential change to the conversion price which is based upon a future "trigger event" that has not taken place or may not take place, and determined that the conversion price of the notes are fixed until the contingency is triggered. The Company considers the conversion feature to be indexed to the Company's own stock, and as such, no further accounting is appropriate at this time. The Warrants related to the note issuance are described below and result in a freestanding derivative valued at $523,458 upon issuance. Each of the purchasers was issued a warrant to purchase up to a number of shares of the Company's common stock equal to 100% of the Conversion Shares initially issuable to such purchaser pursuant to the Securities Purchase Agreement (the "Warrant Shares"). The warrants had an initial exercise price of $0.70 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years. On March 6, 2013, the exercise price of the warrants was reduced to $0.50. The warrants are subject to adjustment for subsequent sales by us of common stock, or securities exercisable or convertible into common stock, at a price lower than the then-exercise price, as well as for stock dividends and splits, subsequent rights offerings and pro rata distributions to our common stockholders. As a condition of the closing of the financing, the Company entered into a Registration Rights Agreement with the purchasers (the "Registration Rights Agreement") pursuant to which the Company is obligated to file with the Securities and Exchange Commission one or more registration statements relating to the resale of Conversion Shares and Warrant Shares. The registration statement was filed on November 30, 2012, and the registration became effective on March 6, 2013. Dawson James Securities, Inc. ("Dawson") acted as placement agent for the Financing. Pursuant to the terms of a Placement Agent Agreement entered into by the Company and Dawson on October 29, 2012, the Company agreed (a) to pay to Dawson placement agent fees equal to 8% of the aggregate purchase price paid by each purchaser, (b) to issue to Dawson warrants to purchase 8% of the aggregate number of Conversion Shares issued in the financing, and (c) to reimburse Dawson for certain expenses. The warrants issued to Dawson have the same terms as the warrant shares issued above. Each of the warrants includes an anti-dilution provision that allows for the automatic reset of the exercise price upon any future sale of the Company's common stock, warrants, options, convertible debt or any other equity-linked securities at an issuance, exercise or conversion price below the current exercise price of the warrants issued with the convertible debentures. The Company considered the current FASB guidance of "Determining Whether an Instrument Indexed to an Entity's Own Stock" and determined that exercise price of the warrants are not a fixed amount because they are subject to fluctuation based on the occurrence of future offerings or events. As a result, the Company determined that the warrants are not considered indexed to the Company's own stock and will characterize the initial fair value of these warrants as derivative liabilities upon issuance. The Company determined the aggregate initial fair value of the warrants issued to investors and placement agent to be $523,458 upon issuance. These amounts were determined by management using a using a probability weighted average Black-Scholes Merton option pricing model. The total costs of the loan were $578,458 which includes placement fees and expenses of $55,000 and the fair value of the warrant derivative of $523,458. To account for the these costs, the Company recorded a valuation discount of $500,000 upon issuance, and the incremental cost of $78,458 over the face amount of the note was recorded as a financing cost during the year ended March 31, 2013. The Company will amortize the valuation discount to interest expense over the life of the notes. During the year ended March 31, 2013, the Company recognized interest expense of $238,751 relating to the amortization of this discount, resulting in an unamortized balance of $261,249 as of March 31, 2013.

CONVERTIBLE NOTES PAYABLE (Details) (USD $)	0 Months Ended	1 Months Ended					3 Months Ended	12 Months Ended		69 Months Ended		1 Months Ended	12 Months Ended
	Mar. 06, 2013	Apr. 30, 2013	Oct. 31, 2012	May 22, 2012	May 31, 2012	Jan. 31, 2012	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Feb. 07, 2012	Oct. 29, 2012 Dawson James Securities Inc [Member]	Mar. 31, 2013 Debentures [Member]	Mar. 31, 2013 Warrant [Member]	Mar. 31, 2013 Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Quarterly [Member]	Mar. 31, 2013 Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Semi Annually [Member]	Mar. 31, 2013 Convertible Debt [Member]	Feb. 07, 2012 Minimum [Member]	Mar. 31, 2013 Minimum [Member] Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Semi Annually [Member]	Feb. 07, 2012 Maximum [Member]	Mar. 31, 2013 Maximum [Member] Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Semi Annually [Member]	Feb. 07, 2012 Per Tranche [Member]
Stock and convertible debentures sold for cash											$ 1,250,000
Common stock share amount											625,000
Convertible debenture amount											625,000											250,000
Debenture pursuant to Subscription Agreement											693,774
Debenture conversion price																		$ 0.65		$ 1.25
Proceeds from Convertible Debt				425,000	425,000	250,000			200,000
Debt Instrument, Interest Rate, Stated Percentage									6.00%
Interest Payable															10,750	521,500
Receivable Common Shares								693,773		693,773
Debt Instrument, Unamortized Discount								113,341	172,456	113,341				261,249
Interest Expense, Debt								59,135						238,751
Long-term Debt, Gross								625,000		625,000							250,000
Debt Instrument, Convertible, Effective Interest Rate				6.00%
Debt Instrument, Convertible, Conversion Price									$ 0.5						$ 0.5				$ 0.65		$ 1.25
Fair value of beneficial conversion feature of convertible notes								0	177,404	177,404
Proceeds From Issuance Of Common Stock			500,000	425,000	425,000			425,000	200,000	650,000
Debt Instrument Maturity Term								3 years
Conversion of accrued interest to common stock								107,004	0	107,004					18,750	20,816
Valuation Discount								500,000
Financing cost								78,458	0	78,458
Loan Costs Total								578,458
Loan Placement Fees								55,000
Derivative, Fair Value, Net														523,458
Warrants To Purchase Of Common Stock			1,000,000
Free Standing Derivative Value								500,000		500,000
Proceeds from Issuance or Sale of Equity								445,000
Conversion Shares Issuable To Purchaser Percentage														100.00%
Warrants Exercise Price	$ 0.5						$ 0.625							$ 0.7
Debt Instrument, Description													the conversion price of the debentures shall be reduced to the lesser of (i) the then conversion price or (ii) 90% of the average of the volume weighted average price of the Company's common stock for the five trading days immediately prior to the Trigger Date, provided that the conversion price shall not be reduced to less than $0.35 per share (such adjusted conversion price, the "Reset Conversion Price"). Upon the effectiveness of the registration statement registering the shares issuable upon the conversion and exercise of the debentures and warrants on March 6, 2013, the conversion price of the debentures was reduced to $0.45. As such, if the $330,000 outstanding principal on these debentures were converted into common stock as of March 31, 2013, the holders thereof would receive 733,333 shares of common stock based on the reset conversion price per share of $0.45. We may force conversion of the debentures into common stock if, at any time, the volume weighted average price of our common stock for each of any five consecutive trading days exceeds 120% of the Reset Conversion Price. The Company may force conversion of the debentures into Conversion Shares if, at any time following the Trigger Date, the volume weighted average price of the Company's common stock for each of any five consecutive trading days exceeds 120% of the Reset Conversion Price.
Terms Of Placement Agent Agreement												Dawson James Securities, Inc. (Dawson) acted as placement agent for the Financing. Pursuant to the terms of a Placement Agent Agreement entered into by the Company and Dawson on October 29, 2012, the Company agreed (a) to pay to Dawson placement agent fees equal to 8% of the aggregate purchase price paid by each purchaser, (b) to issue to Dawson warrants to purchase 8% of the aggregate number of Conversion Shares issued in the financing, and (c) to reimburse Dawson for certain expenses.
Conversion of Stock, Type of Stock Converted								debentures
Conversion of Stock, Amount Converted		22,500						170,000
Conversion of Stock, Shares Issued		50,000						377,778		733,333
Debenture Outstanding Amount								$ 330,000

DERIVATIVE LIABILITY: weighted average pricing model (Details) (USD $)	1 Months Ended	12 Months Ended
	Oct. 31, 2012	Mar. 31, 2013	Oct. 29, 2012	May 25, 2012	Mar. 31, 2012
Exercise Price		$ 0.5
Stock Price		$ 0.45	$ 0.5	$ (0.5)
Risk-free interest rate	0.25%	0.25%
Expected volatility	198.75%	123.68%
Expected life (in years)	5 years	4 years 6 months
Expected dividend yield	0.00%	0.00%
Fair Value:		$ 398,603	$ 523,458		$ 0
Maximum [Member]
Exercise Price			$ 0.7
Minimum [Member]
Exercise Price			$ 0.63

DERIVATIVE LIABILITY (Details) (USD $)	12 Months Ended		69 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Oct. 29, 2012
Derivative Liability	$ 398,603	$ 0	$ 398,603	$ 523,458
Change in fair value of derivative liability	$ (124,855)	$ 0	$ (124,855)

EQUITY (Details) (USD $)	9 Months Ended	12 Months Ended		69 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2008	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Sep. 30, 2012 Stock Incentive Plan 2012 [Member]	Mar. 31, 2013 Stock Incentive Plan 2012 [Member]	Mar. 31, 2013 Stock Incentive Plan 2012 [Member] Minimum [Member]	Mar. 31, 2013 Stock Incentive Plan 2012 [Member] Maximum [Member]	Mar. 31, 2013 Subscription Agreement [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities		$ 107,004							$ 425,000
Stock Issued During Period, Shares, Conversion of Convertible Securities									425,000
Stock Issued During Period, Shares, New Issues					700,000
Stock Issued During Period, Value, New Issues	4,500				189,000
Common Stock Vesting Period							16 months	60 months
Stock based compensation		833,143	979,880	1,813,022		31,500
Remained Unamortized						$ 157,500

STOCK OPTIONS: Purchase common shares (Details) (USD $)	1 Months Ended	0 Months Ended	12 Months Ended
	Feb. 28, 2013	Jan. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Shares, Balance			2,100,000	0
Shares, Granted			2,025,000	2,100,000
Shares, Exercised	(100,000)	(100,000)	(1,750,000)	0
Shares, Cancelled			(100,000)	0
Shares, Balance			2,275,000	2,100,000
Shares, Ending exercisable			1,333,333
Weighted Average Exercise Price, Balance			$ 0.1
Weighted Average Exercise Price, Granted	$ 0.28	$ 0.28	$ 0.29	$ 0.1
Weighted Average Exercise Price, Balance			$ 0.16	$ 0.1
Weighted Average Exercise Price, exercisable			$ 0.13

STOCK OPTIONS: Stock option activity (Details) (USD $)	1 Months Ended	0 Months Ended	12 Months Ended
	Feb. 28, 2013	Jan. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Options Outstanding			2,275,000	2,100,000	0
Weighted Average Exercise Price, Options Outstanding			$ 0.16	$ 0.1
Shares, Ending exercisable			1,333,333
Volatility, Options Outstanding			123.68%
Shares, Exercised	100,000	100,000	1,750,000	0
Weighted Average Exercise Price, Granted	$ 0.28	$ 0.28	$ 0.29	$ 0.1
Stock Options 1 [Member]
Options Outstanding			1,650,000
Weighted Average Exercise Price, Options Outstanding			$ 0.1
Weighted Average Grant-Date Stock Price, Options Outstanding			$ 1
Stock Options 2 [Member]
Options Outstanding			100,000
Weighted Average Exercise Price, Options Outstanding			$ 0.27
Weighted Average Grant-Date Stock Price, Options Outstanding			$ 0.27
Stock Options 3 [Member]
Options Outstanding			300,000
Weighted Average Exercise Price, Options Outstanding			$ 0.28
Weighted Average Grant-Date Stock Price, Options Outstanding			$ 0.27
Stock Option 4 [Member]
Options Outstanding			125,000
Weighted Average Exercise Price, Options Outstanding			$ 0.42
Weighted Average Grant-Date Stock Price, Options Outstanding			$ 0.42
Stock Option 5 [Member]
Options Outstanding			100,000
Weighted Average Exercise Price, Options Outstanding			$ 0.44
Weighted Average Grant-Date Stock Price, Options Outstanding			$ 0.44
Vested 1 [Member]
Options vested			1,075,000
Weighted Average Exercise Price, Vested			$ 0.1
Weighted Average Grant-Date Stock Price, Vested			$ 1
Vested 2 [Member]
Options vested			58,333
Weighted Average Exercise Price, Vested			$ 0.27
Weighted Average Grant-Date Stock Price, Vested			$ 0.27
Vested 3 [Member]
Options vested			200,000
Weighted Average Exercise Price, Vested			$ 0.28
Weighted Average Grant-Date Stock Price, Vested			$ 0.27

STOCK OPTIONS (Details) (USD $)	12 Months Ended		69 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Feb. 11, 2013	Jan. 24, 2013	Jan. 18, 2013
Sharebased Compensation Arrangement By Sharebased Payment Award Grants Expected Term	5 years
Total stock-based compensation expensed	$ 801,643	$ 979,880
Unamortized cost of outstanding stock-based awards	419,737
Weighted Average Remaining Vesting Period			2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	651,000		651,000
Volatility, Options Outstanding	123.68%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Discount for Postvesting Restrictions	0.25%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Option exercised for shares				100,000	100,000	500,000
Exercise price				$ 0.28	$ 0.28	$ 0.28
Option Exercised Price				28,000	28,000	140,000
Proceeds From Stock Options Exercised	$ 213,000	$ 0	$ 213,000
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	400,000
Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	1,600,000
Stock Options One [Member]
Option exercised for shares	450,000		450,000
Exercise price	$ 0.1		$ 0.1
Stock Options Two [Member]
Option exercised for shares	600,000		600,000
Exercise price	$ 0.28		$ 0.28

WARRANTS: Warrants to purchase common shares (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Mar. 06, 2013	Oct. 31, 2012	Mar. 31, 2013
Shares, Balance			0
Shares, Granted		1,000,000	1,080,000
Shares, Exercised			0
Shares, Cancelled			0
Shares, Balance			1,080,000
Shares, exercisable			1,080,000
Weighted Average Exercise Price, Balance			0
Weighted Average Exercise Price, Granted	$ 0.5	$ 0.7	$ 0.5
Weighted Average Exercise Price, Cancelled			$ 0
Weighted Average Exercise Price, Balance			0.5

WARRANTS (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Mar. 06, 2013	Oct. 31, 2012	Mar. 31, 2013	Oct. 29, 2012	Mar. 31, 2012
Shares, Granted		1,000,000	1,080,000
Weighted Average Exercise Price, Granted	$ 0.5	$ 0.7	$ 0.5
Derivative Liability			$ 398,603	$ 523,458	$ 0
Placement Agent Agreement [Member] | Dawson [Member]
Shares, Granted			80,000
Weighted Average Exercise Price, Granted	$ 0.5		$ 0.625

INCOME TAXES (Details) (USD $)	Mar. 31, 2013
Net operating loss carry forwards	$ 4,060,045

RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS (Details) (USD $)	1 Months Ended					12 Months Ended			12 Months Ended
	Sep. 30, 2011	Mar. 31, 2013	Aug. 20, 2012	Mar. 31, 2012	Jan. 31, 2012	Mar. 31, 2013 Sutter Buttes Llc [Member]	Mar. 31, 2013 Sutter Lease [Member]	Apr. 23, 2012 Sutter Lease [Member] acre	Mar. 31, 2013 Carlson Lease [Member]	Aug. 22, 2012 Sacramento Lease [Member]	Jan. 31, 2012 Office and Laboratory [Member]
Lease agreement, increased rent, per month					$ 1,500						$ 500
Land lease agreement, aggregate rent amount		148,750	1,000	14,500
Payments for Rent						250,000	250,000
Area of Land								1,000
Lease Expiration Date							May 1, 2014		May 1, 2017
Operating Leases, Rent Expense							114,583
Due from Related Parties							135,417
Advance payment on related party lease		125,000		0			125,000
Advance payment on related party lease, net of current portion		10,417		0			10,417
Security Deposit		2,500		1,500					1,500	1,000
Monthly Payments For Rent									$ 2,300
Lease Agreement Expiry Term	5 years					24 months
Lease Agreement Expiry Date	Sep 1, 2016

COMMITMENTS (Details) (USD $)	12 Months Ended
Mar. 31, 2013
Initial Term Of Patents License Agreement	10 years
Cash Fees And Payable For Patents License Agreement	$ 50,000
Cash Paid For Patents License Agreement	25,000
Percentage Of Royalties On Sale Price Of Products	0.50%
Minimum Annual Royalty	$ 10,000

SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended	12 Months Ended	69 Months Ended	1 Months Ended
	Apr. 30, 2013	Mar. 31, 2013	Mar. 31, 2013	May 31, 2013 Subsequent Event [Member]
Conversion of Stock, Amount Converted	$ 22,500	$ 170,000		$ 125,000
Conversion of Stock, Shares Issued	50,000	377,778	733,333	277,778